Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (2,015,472)	$ (1,924,124)
Carrying Amount Asset (Liability) [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (note 7)	159,870	181,514
Carrying Amount Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	214,000	205,636
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(104,137)	(119,558)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross Currency Swap Agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(128,782)	(70,386)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swaption agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - assets	5,623
Interest rate derivative - liabilities	(6,406)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(6,296)	(2,137)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets(ii)	16,453	17,137
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(291,247)	(212,536)
Carrying Amount Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,707,962)	(1,694,445)
Fair Value Asset (Liability) [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	214,000	205,636
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - liabilities	(104,137)	(119,558)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross Currency Swap Agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements	(128,782)	(70,386)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swaption agreements [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate derivative - assets	5,623
Interest rate derivative - liabilities	(6,406)
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	(6,296)	(2,137)
Fair Value Asset (Liability) [Member] | Level 3 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets(ii)	16,427	17,164
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(288,333)	(220,762)
Fair Value Asset (Liability) [Member] | Non-public [Member] | Level 2 [Member] | Fair Value Measurements Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (1,677,139)	$ (1,659,852)